Total
T. Rowe Price Equity Index 500 Fund
Fees and Expenses of the Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Equity Index 500 Fund - USD ($)	Investor Class		I Class	Z Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Equity Index 500 Fund		Investor Class		I Class		Z Class
Management fees	[1]	0.05%		0.05%		0.05%
Distribution and service (12b-1) fees		none		none		none
Other expenses		0.13%		0.01%	[2]	none
Total annual fund operating expenses	[1]	0.18%		0.06%		0.05%
Fee waiver/expense reimbursement		none		(0.01%)	[2]	(0.05%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement		0.18%	[1]	0.05%	[1],[2]	none	[3]
[1]	Restated to reflect current fees.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.00% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.00%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price Equity Index 500 Fund - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 18	$ 5	none
3 Years	58	19	none
5 Years	101	33	none
10 Years	$ 230	$ 76	none

Supplement to Prospectus and Summary Prospectus Dated May 1, 2021

Effective August 1, 2021, the fund’s management fee will be reduced from 0.06% to 0.05%.

Effective August 1, 2021, the fee table and expense example in the summary prospectus and section 1 of the prospectus will be revised as follows: